iShares
®
U.S. Healthcare Providers ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Health Care Facilities  —  15 .0%
Acadia Healthcare Co., Inc.
(a) (b)
................. 111,335 $ 1,579,844
Brookdale Senior Living, Inc.
(a)
................. 286,754 3,094,076
Community Health Systems, Inc.
(a)
.............. 137,188 428,027
Concentra Group Holdings Parent, Inc. ........... 143,843 2,830,830
Encompass Health Corp. .................... 121,485 12,894,418
Ensign Group, Inc. (The) ..................... 69,448 12,097,842
HCA Healthcare, Inc. ....................... 71,271 33,273,579
National HealthCare Corp. .................... 14,982 2,053,882
PACS Group, Inc.
(a)
........................ 52,435 2,012,980
Select Medical Holdings Corp. ................. 132,983 1,974,798
Surgery Partners, Inc.
(a)
..................... 91,454 1,412,964
Tenet Healthcare Corp.
(a)
..................... 106,099 21,083,993
U.S. Physical Therapy, Inc. ................... 18,351 1,433,030
Universal Health Services, Inc. , Class B .......... 66,663 14,533,867
110,704,130
a
Health Care Services  —  34 .3%
Addus HomeCare Corp.
(a)
.................... 22,009 2,363,547
AMN Healthcare Services, Inc.
(a)
................ 46,349 730,460
Astrana Health, Inc.
(a)
....................... 52,061 1,291,633
Aveanna Healthcare Holdings, Inc.
(a) (b)
............ 85,715 700,292
BrightSpring Health Services, Inc.
(a)
............. 137,094 5,134,170
Castle Biosciences, Inc.
(a)
.................... 35,219 1,370,019
Chemed Corp. ............................ 17,098 7,315,550
Cigna Group (The) ......................... 127,127 34,989,164
CorVel Corp.
(a)
............................ 37,719 2,552,445
Cross Country Healthcare, Inc.
(a)
............... 36,943 299,238
CVS Health Corp. ......................... 1,184,755 94,022,157
DaVita, Inc.
(a) (b)
........................... 42,607 4,840,581
Fulgent Genetics, Inc.
(a)
..................... 24,798 651,443
GeneDx Holdings Corp. , Class A
(a)
.............. 25,815 3,357,499
Guardant Health, Inc.
(a)
...................... 156,182 15,952,429
Hims & Hers Health, Inc. , Class A
(a) (b)
............ 251,362 8,161,724
Hinge Health, Inc. , Class A
(a)
.................. 17,894 831,176
Labcorp Holdings, Inc. ...................... 100,076 25,107,067
LifeStance Health Group, Inc.
(a)
................ 211,244 1,487,158
NeoGenomics, Inc.
(a)
....................... 156,134 1,836,136
OPKO Health, Inc.
(a)
........................ 518,907 653,823
Option Care Health, Inc.
(a)
.................... 191,578 6,103,675
Pediatrix Medical Group, Inc.
(a)
................. 101,590 2,173,010
Pennant Group, Inc. (The)
(a)
................... 41,743 1,175,065
Privia Health Group, Inc.
(a)
.................... 139,527 3,308,185
Quest Diagnostics, Inc. ...................... 134,291 23,303,517
RadNet, Inc.
(a)
............................ 83,788 5,978,274
255,689,437
a
Security Shares Value
a
Health Care Technology  —  7 .0%
Certara, Inc.
(a)
............................ 144,162 $ 1,270,067
Claritev Corp. , Class A
(a) (b)
.................... 9,168 391,932
Doximity, Inc. , Class A
(a)
..................... 165,765 7,340,074
Evolent Health, Inc. , Class A
(a) (b)
................ 134,712 538,848
GoodRx Holdings, Inc. , Class A
(a) (b)
.............. 113,229 306,851
HealthStream, Inc. ......................... 28,646 660,863
HeartFlow, Inc.
(a)
.......................... 21,692 632,322
Phreesia, Inc.
(a)
........................... 68,678 1,162,032
Schrodinger, Inc.
(a)
......................... 67,721 1,210,852
Teladoc Health, Inc.
(a) (b)
...................... 214,159 1,499,113
Veeva Systems, Inc. , Class A
(a)
................ 145,680 32,520,146
Waystar Holding Corp.
(a)
..................... 138,523 4,536,628
52,069,728
a
Managed Health Care  —  43 .6%
Alignment Healthcare, Inc.
(a)
.................. 176,250 3,480,938
Centene Corp.
(a)
.......................... 563,691 23,195,885
Clover Health Investments Corp. , Class A
(a) (b)
....... 481,278 1,131,003
Elevance Health, Inc. ....................... 207,413 72,708,627
HealthEquity, Inc.
(a)
......................... 103,977 9,525,333
Humana, Inc. ............................ 130,070 33,314,829
Molina Healthcare, Inc.
(a)
..................... 62,049 10,767,983
Progyny, Inc.
(a)
............................ 96,754 2,484,643
UnitedHealth Group, Inc. ..................... 508,325 167,803,166
324,412,407
a
Total Long-Term Investments — 99.9%
(Cost: $ 821,038,173 ) ................................ 742,875,702
a
Short-Term Securities
Money Market Funds  —  1 .8%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.89%
(c) (d) (e)
............................ 12,571,630 12,577,916
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(c) (d)
............................. 448,556 448,556
a
Total Short-Term Securities — 1.8%
(Cost: $ 13,019,704 ) ................................. 13,026,472
Total Investments — 101.7%
(Cost: $ 834,057,877 ) ................................ 755,902,174
Liabilities in Excess of Other Assets — ( 1 .7 ) % ............... (12,642,736)
Net Assets — 100.0% ................................. $ 743,259,438
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 11,910,381 $ 668,484
(a)
$ — $ (2,157) $ 1,208 $ 12,577,916 12,571,630 $ 43,131
(b)
$ —

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
U.S. Healthcare Providers ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury, SL
Agency Shares . $ 640,202 $ — $ (191,646)
(a)
$ — $ — $ 448,556 448,556 $ 18,536 $ —
$ (2,157) $ 1,208
$ 13,026,472
$ 61,667 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 3 03/20/26 $ 472 $ (1,359)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 742,875,702  $ —  $ —  $ 742,875,702
Short-Term Securities
Money Market Funds ...................................... 13,026,472  —  —  13,026,472
$ 755,902,174  $ —  $ —  $ 755,902,174
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (1,359) $ —  $ —  $ (1,359)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.